UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 21.5%
Advance Auto Parts	48	$8,362
Amazon.com*	13	6,970
AutoNation*	64	3,990
AutoZone*	8	5,608
Bed Bath & Beyond*	70	4,566
Best Buy	140	4,521
BorgWarner	42	2,088
Cablevision Systems, Cl A	215	6,067
CarMax*	45	2,903
Carnival	95	5,063
CBS, Cl B	61	3,262
Chipotle Mexican Grill, Cl A*	15	11,133
Coach	131	4,087
Comcast, Cl A	72	4,494
Darden Restaurants	85	6,270
Delphi Automotive	34	2,655
Discovery Communications, Cl A*	99	3,269
Discovery Communications, Cl C*	107	3,242
Dollar General	65	5,224
Dollar Tree*	60	4,682
DR Horton	132	3,919
Expedia	33	4,007
Ford Motor	254	3,767
Fossil Group*	141	9,694
GameStop, Cl A	192	8,803
Gap	252	9,193
Garmin	121	5,071
General Motors	109	3,434
Genuine Parts	36	3,202
Goodyear Tire & Rubber	98	2,952
H&R Block	157	5,227
Hanesbrands	145	4,499
Harley-Davidson	76	4,431
Harman International Industries	18	1,938
Hasbro	69	5,433
Home Depot	27	3,160
Interpublic Group	144	3,067
Johnson Controls	57	2,597
Kohl's	295	18,089
L Brands	42	3,390
Leggett & Platt	121	5,785
Lennar, Cl A	90	4,774
Lowe's	47	3,260
Macy's	79	5,456
Marriott International, Cl A	35	2,541
Mattel	281	6,522
McDonald's	64	6,391
Michael Kors Holdings*	1,692	71,047
Mohawk Industries*	26	5,241
Netflix*	47	5,373
Newell Rubbermaid	94	4,068
News, Cl A*	243	3,579
NIKE, Cl B	45	5,185
Nordstrom	78	5,952
Omnicom Group	46	3,362
O'Reilly Automotive*	17	4,085
Priceline Group*	3	3,731

Description	Shares	Fair Value

PulteGroup	217	$4,496
PVH	101	11,720
Ralph Lauren, Cl A	490	61,686
Ross Stores	103	5,475
Royal Caribbean Cruises	66	5,930
Scripps Networks Interactive, Cl A	134	8,386
Staples	320	4,707
Starbucks	78	4,519
Starwood Hotels & Resorts Worldwide	47	3,735
Target	82	6,712
TEGNA	193	5,622
Tiffany	52	4,976
Time Warner	61	5,371
Time Warner Cable	39	7,410
TJX	80	5,586
Tractor Supply	28	2,591
TripAdvisor*	26	2,064
Twenty-First Century Fox, Cl A	135	4,656
Under Armour, Cl A*	48	4,768
Urban Outfitters*	825	26,911
VF	56	4,317
Viacom, Cl B	57	3,249
Walt Disney	41	4,920
Whirlpool	26	4,621
Wyndham Worldwide	42	3,466
Wynn Resorts	43	4,439
Yum! Brands	45	3,949
		566,963
Consumer Staples — 8.9%
Altria Group	90	4,894
Archer-Daniels-Midland	66	3,130
Brown-Forman, Cl B	50	5,420
Campbell Soup	131	6,460
Clorox	51	5,709
Coca-Cola	140	5,751
Coca-Cola Enterprises	72	3,678
Colgate-Palmolive	68	4,625
ConAgra Foods	498	21,942
Constellation Brands, Cl A *	44	5,281
Costco Wholesale	38	5,521
CVS Caremark	45	5,061
Dr Pepper Snapple Group	85	6,819
Estee Lauder, Cl A	50	4,455
General Mills	107	6,228
Hershey	98	9,103
Hormel Foods	72	4,263
JM Smucker	47	5,249
Kellogg	157	10,389
Keurig Green Mountain	88	6,603
Kimberly-Clark	46	5,289
Kroger	222	8,711
McCormick	80	6,561
Mead Johnson Nutrition, Cl A	52	4,596
Molson Coors Brewing, Cl B	79	5,620
Mondelez International, Cl A	153	6,905
Monster Beverage*	92	14,126
PepsiCo	48	4,625
Philip Morris International	67	5,731
Procter & Gamble	60	4,602
Reynolds American	58	4,976
Sysco	250	9,078

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

Tyson Foods, Cl A	139	$6,165
Walgreens Boots Alliance	42	4,059
Wal-Mart Stores	82	5,902
Whole Foods Market	194	7,062
		234,589
Energy — 6.1%
Anadarko Petroleum	42	3,123
Apache	76	3,485
Baker Hughes	59	3,431
Cabot Oil & Gas	244	6,383
Cameron International*	79	3,986
Chesapeake Energy	409	3,542
Chevron	37	3,274
Cimarex Energy	30	3,124
ConocoPhillips	57	2,869
CONSOL Energy	233	3,849
Devon Energy	66	3,262
Diamond Offshore Drilling	229	5,027
Ensco, Cl A	558	9,251
EOG Resources	50	3,860
EQT	87	6,686
Exxon Mobil	53	4,198
FMC Technologies*	171	5,602
Halliburton	85	3,552
Helmerich & Payne	57	3,291
Hess	59	3,482
Kinder Morgan	165	5,716
Marathon Oil	130	2,731
Marathon Petroleum	56	3,062
Murphy Oil	100	3,279
National Oilwell Varco	123	5,182
Newfield Exploration*	82	2,689
Noble Energy	88	3,100
Occidental Petroleum	67	4,703
ONEOK	98	3,703
Phillips 66	33	2,624
Pioneer Natural Resources	33	4,183
Range Resources	98	3,855
Schlumberger	52	4,307
Southwestern Energy*	148	2,753
Spectra Energy	107	3,238
Tesoro	65	6,327
Transocean	378	5,012
Valero Energy	69	4,526
Williams	69	3,621
		159,888
Financials — 19.7%
ACE	33	3,590
Affiliated Managers Group*	17	3,534
Aflac	65	4,163
Allstate	62	4,275
American Express	99	7,530
American International Group	63	4,040
American Tower, Cl A‡	58	5,516
Ameriprise Financial	24	3,016
Aon	31	3,124
Apartment Investment & Management, Cl A‡	195	7,620
Assurant	495	36,927
AvalonBay Communities‡	35	6,032
Bank of America	307	5,489

Description	Shares	Fair Value

Bank of New York Mellon	94	$4,080
BB&T	114	4,591
Berkshire Hathaway, Cl B*	34	4,853
BlackRock, Cl A	7	2,354
Boston Properties‡	31	3,822
Capital One Financial	52	4,228
CBRE Group, Cl A*	99	3,759
Charles Schwab	191	6,662
Chubb	54	6,714
Cincinnati Financial	79	4,362
Citigroup	63	3,683
CME Group, Cl A	54	5,186
Comerica	116	5,502
Crown Castle International‡	76	6,225
Discover Financial Services	92	5,135
E*TRADE Financial*	182	5,172
Equity Residential‡	65	4,863
Essex Property Trust‡	24	5,398
Fifth Third Bancorp	232	4,888
Franklin Resources	55	2,505
General Growth Properties‡	176	4,777
Genworth Financial, Cl A*	524	3,673
Goldman Sachs Group	15	3,076
Hartford Financial Services Group	97	4,612
HCP‡	213	8,230
Health Care ‡	111	7,700
Host Hotels & Resorts ‡	229	4,438
Hudson City Bancorp	857	8,836
Huntington Bancshares	361	4,213
Intercontinental Exchange	21	4,789
Invesco	73	2,818
Iron Mountain‡	138	4,147
JPMorgan Chase	50	3,427
KeyCorp	276	4,096
Kimco Realty‡	176	4,349
Legg Mason	62	3,059
Leucadia National	170	3,998
Lincoln National	52	2,929
Loews	84	3,201
M&T Bank	43	5,639
Macerich‡	1,000	79,160
Marsh & McLennan	57	3,303
McGraw Hill Financial	28	2,849
MetLife	85	4,738
Moody's	39	4,307
Morgan Stanley	90	3,496
NASDAQ OMX Group	85	4,338
Navient	365	5,730
Northern Trust	49	3,748
People's United Financial	383	6,231
Plum Creek Timber‡	208	8,528
PNC Financial Services Group	47	4,615
Principal Financial Group	54	2,997
Progressive	178	5,429
Prologis‡	127	5,157
Prudential Financial	62	5,478
Public Storage‡	22	4,514
Realty Income ‡	169	8,161
Regions Financial	518	5,382
Simon Property Group‡	28	5,242
SL Green Realty‡	40	4,606

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

State Street	42	$3,216
SunTrust Banks	92	4,079
T Rowe Price Group	45	3,471
Torchmark	83	5,114
Travelers	35	3,714
Unum Group	119	4,265
US Bancorp	87	3,933
Ventas‡	75	5,032
Vornado Realty Trust‡	40	3,902
Wells Fargo	67	3,877
Weyerhaeuser ‡	175	5,371
XL Group, Cl A	144	5,475
Zions Bancorporation	237	7,392
		517,695
Health Care — 10.6%
Abbott Laboratories	75	3,802
AbbVie	56	3,921
Aetna	36	4,067
Agilent Technologies	64	2,621
Alexion Pharmaceuticals*	19	3,751
Allergan*	13	4,305
AmerisourceBergen, Cl A	50	5,288
Amgen	19	3,355
Anthem	26	4,011
Baxter International	231	9,259
Becton Dickinson	33	5,021
Biogen Idec*	12	3,825
Boston Scientific*	218	3,780
Bristol-Myers Squibb	145	9,518
Cardinal Health	42	3,569
Celgene*	27	3,544
Cerner*	59	4,231
Cigna	42	6,051
CR Bard	28	5,506
DaVita HealthCare Partners*	132	10,432
DENTSPLY International	75	4,268
Edwards Lifesciences*	33	5,021
Eli Lilly	149	12,592
Endo International*	51	4,464
Express Scripts Holding*	47	4,233
Gilead Sciences	32	3,772
HCA Holdings*	115	10,696
Henry Schein*	26	3,847
Humana	52	9,469
Intuitive Surgical*	10	5,332
Johnson & Johnson	42	4,209
Laboratory Corp of America Holdings*	54	6,874
Mallinckrodt*	35	4,339
McKesson	20	4,411
Medtronic	41	3,214
Merck	120	7,075
Mylan*	61	3,415
Patterson	144	7,223
PerkinElmer	88	4,657
Perrigo	25	4,805
Pfizer	134	4,832
Quest Diagnostics	68	5,019
Regeneron Pharmaceuticals*	10	5,537
St. Jude Medical	57	4,208
Stryker	35	3,579
Tenet Healthcare*	112	6,306

Description	Shares	Fair Value

Thermo Fisher Scientific	30	$4,186
UnitedHealth Group	28	3,399
Universal Health Services, Cl B	44	6,390
Varian Medical Systems*	53	4,562
Vertex Pharmaceuticals*	27	3,645
Waters*	38	5,072
Zimmer Holdings	29	3,018
Zoetis, Cl A	127	6,220
		279,746
Industrials — 10.4%
3M	24	3,632
ADT	97	3,349
Allegion	89	5,627
American Airlines Group	79	3,168
AMETEK	58	3,077
Boeing	29	4,181
Caterpillar	46	3,617
CH Robinson Worldwide	68	4,770
Cintas	53	4,532
CSX	100	3,128
Cummins	38	4,922
Danaher	46	4,212
Deere	146	13,807
Delta Air Lines	83	3,680
Dover	52	3,332
Dun & Bradstreet	22	2,745
Eaton	38	2,302
Emerson Electric	75	3,881
Equifax	45	4,596
Expeditors International of Washington	102	4,781
Fastenal	150	6,279
FedEx	30	5,142
Flowserve	78	3,665
Fluor	54	2,525
General Dynamics	31	4,623
General Electric	158	4,124
Honeywell International	32	3,362
Illinois Tool Works	39	3,489
Ingersoll-Rand	59	3,623
Jacobs Engineering Group*	62	2,611
JB Hunt Transport Services	42	3,533
Joy Global	104	2,747
Kansas City Southern	45	4,463
L-3 Communications Holdings,	34	3,926
Lockheed Martin	24	4,970
Masco	155	4,090
Nielsen	75	3,634
Norfolk Southern	42	3,542
Northrop Grumman	21	3,633
PACCAR	52	3,372
Parker Hannifin	29	3,270
Pentair	82	4,986
Pitney Bowes	227	4,749
Precision Castparts	53	10,331
Quanta Services*	98	2,707
Raytheon	35	3,818
Republic Services, Cl A	144	6,124
Robert Half International	57	3,137
Rockwell Automation	34	3,971
Rockwell Collins	44	3,723

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

Roper Industries	17	$2,844
Ryder System	28	2,535
Snap-on	24	3,955
Southwest Airlines	111	4,018
Stanley Black & Decker	45	4,747
Stericycle*	40	5,639
Textron	79	3,452
Tyco International	106	4,027
Union Pacific	32	3,123
United Parcel Service, Cl B	60	6,142
United Rentals*	38	2,546
United Technologies	33	3,310
Waste Management	110	5,624
WW Grainger	26	5,946
Xylem	124	4,282
		273,698
Information Technology — 9.7%
Accenture, Cl A	41	4,227
Adobe Systems*	45	3,690
Akamai Technologies*	41	3,145
Alliance Data Systems*	14	3,850
Amphenol, Cl A	71	4,005
Analog Devices	42	2,450
Apple	31	3,760
Applied Materials	158	2,743
Autodesk*	48	2,428
Automatic Data Processing	39	3,111
Avago Technologies, Cl A	24	3,003
Broadcom, Cl A	84	4,251
CA	122	3,554
Cisco Systems	106	3,012
Citrix Systems*	53	4,007
Cognizant Technology Solutions, Cl A*	43	2,713
Computer Sciences	67	4,384
Corning	153	2,858
eBay*	203	5,708
Electronic Arts*	92	6,583
EMC	128	3,442
Equinix‡	13	3,626
F5 Networks*	64	8,585
Facebook, Cl A*	59	5,547
Fidelity National Information Services	57	3,729
First Solar*	58	2,569
Fiserv*	43	3,735
FLIR Systems	162	4,988
Google, Cl A*	5	3,287
Google, Cl C*	6	3,754
Harris	56	4,644
Hewlett-Packard	105	3,205
Intel	131	3,792
International Business Machines	22	3,564
Intuit	34	3,596
Juniper Networks	174	4,945
KLA-Tencor	46	2,440
Lam Research	39	2,998
Linear Technology	63	2,583
MasterCard, Cl A	37	3,604
Microchip Technology	59	2,528
Micron Technology*	146	2,703
Microsoft	73	3,409

Description	Shares	Fair Value

Motorola Solutions	79	$4,753
NetApp	243	7,569
NVIDIA	185	3,691
Oracle	90	3,595
Paychex	72	3,341
QUALCOMM	76	4,894
Red Hat*	54	4,270
Salesforce.com inc*	54	3,958
SanDisk	61	3,678
Seagate Technology	55	2,783
Skyworks Solutions	24	2,296
Symantec	119	2,706
TE Connectivity	58	3,533
Teradata*	206	7,645
Texas Instruments	49	2,449
Total System Services	115	5,315
VeriSign*	55	3,902
Visa, Cl A	55	4,144
Western Digital	38	3,270
Western Union	174	3,522
Xerox	301	3,317
Xilinx	92	3,841
Yahoo!*	141	5,170
		254,397
Materials — 4.7%
Air Products & Chemicals	20	2,850
Airgas	73	7,448
Alcoa	450	4,441
Avery Dennison	103	6,268
Ball	51	3,460
CF Industries Holdings	106	6,275
Dow Chemical	62	2,918
Eastman Chemical	60	4,704
Ecolab	31	3,590
EI du Pont de Nemours	92	5,130
FMC	72	3,495
Freeport-McMoRan, Cl B	124	1,457
International Flavors & Fragrances	26	3,005
International Paper	79	3,782
LyondellBasell Industries, Cl A	31	2,909
Martin Marietta Materials	17	2,666
Monsanto	42	4,279
Mosaic	91	3,908
Newmont Mining	1,383	23,746
Nucor	77	3,399
Owens-Illinois*	127	2,711
PPG Industries	35	3,793
Praxair	46	5,250
Sealed Air	71	3,775
Sherwin-Williams	14	3,889
Vulcan Materials	40	3,641
		122,789
Telecommunication Services — 1.0%
AT&T	219	7,608
CenturyLink	266	7,608
Frontier Communications	648	3,059
Level 3 Communications*	71	3,585
Verizon Communications	109	5,100
		26,960

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares/Face Amount	Fair Value

Utilities — 7.2%
AES	415	$5,312
AGL Resources	143	6,875
Ameren	156	6,408
American Electric Power	119	6,732
CenterPoint Energy	332	6,421
CMS Energy	137	4,694
Consolidated Edison	174	11,065
Dominion Resources	85	6,094
DTE Energy	90	7,241
Duke Energy	108	8,016
Edison International	103	6,181
Entergy	109	7,741
Eversource Energy	144	7,160
Exelon	193	6,193
FirstEnergy	186	6,317
NextEra Energy	47	4,944
NiSource	236	4,121
NRG Energy	164	3,682
PG&E	145	7,614
Pinnacle West Capital	114	7,035
PPL	124	3,944
Public Service Enterprise Group	111	4,625
SCANA	121	6,631
Sempra Energy	47	4,784
Southern	462	20,665
TECO Energy	298	6,592
WEC Energy Group	106	5,194
Xcel Energy	206	7,142
		189,423

Total Common Stock (Cost $2,577,006)		2,626,148

Time Deposit — 0.20%
Brown Brothers Harriman, 0.030%, 08/03/15	$7,039	7,039

Total Time Deposit (Cost $7,039)		7,039

Total Investments - 100.1% (Cost $2,584,045)†		$2,633,187

Percentages are based on Net Assets of $ 2,629,619.

*	Non-income producing security
‡	Real Estate Investment Trust
Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations

The following is a list of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,626,148	$—	$—	$2,626,148
Time Deposit	—	7,039	—	7,039
Total Investments in Securities	$2,626,148	$7,039	$—	$2,633,187

For the period ended July 31, 2015, there have been no transfers between Level 1or Level 2 assets and liabilities.

For the period ended July 31, 2015, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 investments.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $2,584,045 and the unrealized appreciation and depreciation were $218,866 and $(169,724), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

VEL-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 25, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: September 25, 2015